Intangible Assets - Schedule of Intangible Assets (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 192,333	$ 171,467
Software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 192,333	$ 171,467